Income Taxes (Details 2) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Statutory federal income tax rate (as a percent)				35.00%	35.00%
Benefit from income taxes differing from the amount that would be computed by applying the statutory federal income tax rate to income (loss) before income taxes
Tax benefit computed at federal statutory rate				$ (1,447,000)	$ (19,339,000)
State income tax benefit, net of federal benefit				(94,000)	(1,402,000)
Unrecognized tax benefit				(50,498,000)	891,000
Valuation allowance				(15,755,000)	15,569,000
Federal tax refund					2,222,000
Deferred tax adjustments				12,629,000	(3,226,000)
Change in deferred tax rate				668,000	(2,212,000)
Permanent differences				354,000	1,686,000
Other				1,910,000	(329,000)
Income tax benefit from continuing operations	(51,313,000)	(85,000)	(52,250,000)	(52,233,000)	(6,140,000)
Effective tax rate (as a percent)				1213.30%	11.30%
Deferred tax assets
Net operating losses				114,443,000	85,807,000
Real estate inventories				77,827,000	98,439,000
Acquisition intangibles				10,513,000	20,728,000
Investment in unconsolidated joint ventures				3,384,000	19,248,000
Property and equipment, net				2,941,000	2,301,000
Warranties and other accruals				1,363,000	652,000
Other prepaids and accruals				1,295,000	1,050,000
Other				7,000	2,051,000
Total deferred tax assets				211,773,000	230,276,000
Valuation allowance				(204,035,000)	(220,141,000)
Total deferred tax assets, net of valuation allowance				7,738,000	10,135,000
Deferred tax liabilities
Deferred income				(3,193,000)	(5,036,000)
Acquisition intangibles				(2,605,000)	(2,589,000)
Investment in unconsolidated joint ventures				(1,071,000)	(976,000)
Property and equipment, net				(869,000)	(1,534,000)
Total deferred tax liabilities				(7,738,000)	(10,135,000)
Net deferred tax asset				0	0
Period during which the use of deferred tax assets may be significantly limited				5 years
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance, beginning of the year			45,451,000	45,451,000
Changes for tax positions in prior years				(45,451,000)
Balance, end of the year					45,451,000
Tax benefit associated with completion of audit by the Internal Revenue Service (IRS) pertaining to the 2003 to 2008 tax years tax positions	$ 50,500,000		$ 50,500,000	$ 50,500,000